Government Bonds, And Other Assets - Summary of Other Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Restricted Cash		$ 17,119,599	$ 0
Other		4,657,144	3,353,985
Payments in advance		4,029,445	5,907,464
Insurance		1,922,587	1,352,643
Total other assets	$ 1,368,086	27,728,775	$ 10,614,092
Restricted cash as collateral for financing transactions		14,972,193
Restricted cash, judicial seizures		$ 2,417,406